Expense Example	Prospectus #1 Eaton Vance Dividend Builder Fund Class A 1 Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class A 3 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A 5 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A 10 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class C 1 Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class C 3 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class C 5 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class C 10 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class I 1 Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class I 3 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class I 5 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class I 10 Years	Prospectus #1 Eaton Vance Growth Fund Class A 1 Year	Prospectus #1 Eaton Vance Growth Fund Class A 3 Years	Prospectus #1 Eaton Vance Growth Fund Class A 5 Years	Prospectus #1 Eaton Vance Growth Fund Class A 10 Years	Prospectus #1 Eaton Vance Growth Fund Class C 1 Year	Prospectus #1 Eaton Vance Growth Fund Class C 3 Years	Prospectus #1 Eaton Vance Growth Fund Class C 5 Years	Prospectus #1 Eaton Vance Growth Fund Class C 10 Years	Prospectus #1 Eaton Vance Growth Fund Class I 1 Year	Prospectus #1 Eaton Vance Growth Fund Class I 3 Years	Prospectus #1 Eaton Vance Growth Fund Class I 5 Years	Prospectus #1 Eaton Vance Growth Fund Class I 10 Years	Prospectus #1 Eaton Vance Growth Fund Class R 1 Year	Prospectus #1 Eaton Vance Growth Fund Class R 3 Years	Prospectus #1 Eaton Vance Growth Fund Class R 5 Years	Prospectus #1 Eaton Vance Growth Fund Class R 10 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A 1 Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A 3 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A 5 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A 10 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C 1 Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C 3 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C 5 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C 10 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R 1 Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R 3 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R 5 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R 10 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I 1 Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I 3 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I 5 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I 10 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 1 Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 3 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 5 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 10 Years	Prospectus #1 Eaton Vance Real Estate Fund Class A 1 Year	Prospectus #1 Eaton Vance Real Estate Fund Class A 3 Years	Prospectus #1 Eaton Vance Real Estate Fund Class A 5 Years	Prospectus #1 Eaton Vance Real Estate Fund Class A 10 Years	Prospectus #1 Eaton Vance Real Estate Fund Class I 1 Year	Prospectus #1 Eaton Vance Real Estate Fund Class I 3 Years	Prospectus #1 Eaton Vance Real Estate Fund Class I 5 Years	Prospectus #1 Eaton Vance Real Estate Fund Class I 10 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A 1 Year	Prospectus #1 Eaton Vance Small-Cap Fund Class A 3 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A 5 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A 10 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class C 1 Year	Prospectus #1 Eaton Vance Small-Cap Fund Class C 3 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class C 5 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class C 10 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class I 1 Year	Prospectus #1 Eaton Vance Small-Cap Fund Class I 3 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class I 5 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class I 10 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class R 1 Year	Prospectus #1 Eaton Vance Small-Cap Fund Class R 3 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class R 5 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class R 10 Years	Prospectus #1 Eaton Vance Special Equities Fund Class A 1 Year	Prospectus #1 Eaton Vance Special Equities Fund Class A 3 Years	Prospectus #1 Eaton Vance Special Equities Fund Class A 5 Years	Prospectus #1 Eaton Vance Special Equities Fund Class A 10 Years	Prospectus #1 Eaton Vance Special Equities Fund Class C 1 Year	Prospectus #1 Eaton Vance Special Equities Fund Class C 3 Years	Prospectus #1 Eaton Vance Special Equities Fund Class C 5 Years	Prospectus #1 Eaton Vance Special Equities Fund Class C 10 Years	Prospectus #1 Eaton Vance Special Equities Fund Class I 1 Year	Prospectus #1 Eaton Vance Special Equities Fund Class I 3 Years	Prospectus #1 Eaton Vance Special Equities Fund Class I 5 Years	Prospectus #1 Eaton Vance Special Equities Fund Class I 10 Years	Prospectus #2 Eaton Vance Balanced Fund Class A 1 Year	Prospectus #2 Eaton Vance Balanced Fund Class A 3 Years	Prospectus #2 Eaton Vance Balanced Fund Class A 5 Years	Prospectus #2 Eaton Vance Balanced Fund Class A 10 Years	Prospectus #2 Eaton Vance Balanced Fund Class C 1 Year	Prospectus #2 Eaton Vance Balanced Fund Class C 3 Years	Prospectus #2 Eaton Vance Balanced Fund Class C 5 Years	Prospectus #2 Eaton Vance Balanced Fund Class C 10 Years	Prospectus #2 Eaton Vance Balanced Fund Class I 1 Year	Prospectus #2 Eaton Vance Balanced Fund Class I 3 Years	Prospectus #2 Eaton Vance Balanced Fund Class I 5 Years	Prospectus #2 Eaton Vance Balanced Fund Class I 10 Years	Prospectus #2 Eaton Vance Balanced Fund Class R 1 Year	Prospectus #2 Eaton Vance Balanced Fund Class R 3 Years	Prospectus #2 Eaton Vance Balanced Fund Class R 5 Years	Prospectus #2 Eaton Vance Balanced Fund Class R 10 Years	Prospectus #2 Eaton Vance Balanced Fund Class R6 1 Year	Prospectus #2 Eaton Vance Balanced Fund Class R6 3 Years	Prospectus #2 Eaton Vance Balanced Fund Class R6 5 Years	Prospectus #2 Eaton Vance Balanced Fund Class R6 10 Years	Prospectus #3 Eaton Vance Greater India Fund Class A 1 Year	Prospectus #3 Eaton Vance Greater India Fund Class A 3 Years	Prospectus #3 Eaton Vance Greater India Fund Class A 5 Years	Prospectus #3 Eaton Vance Greater India Fund Class A 10 Years	Prospectus #3 Eaton Vance Greater India Fund Class C 1 Year	Prospectus #3 Eaton Vance Greater India Fund Class C 3 Years	Prospectus #3 Eaton Vance Greater India Fund Class C 5 Years	Prospectus #3 Eaton Vance Greater India Fund Class C 10 Years	Prospectus #3 Eaton Vance Greater India Fund Class I 1 Year	Prospectus #3 Eaton Vance Greater India Fund Class I 3 Years	Prospectus #3 Eaton Vance Greater India Fund Class I 5 Years	Prospectus #3 Eaton Vance Greater India Fund Class I 10 Years	Prospectus #4 Eaton Vance Core Bond Fund Class A 1 Year	Prospectus #4 Eaton Vance Core Bond Fund Class A 3 Years	Prospectus #4 Eaton Vance Core Bond Fund Class A 5 Years	Prospectus #4 Eaton Vance Core Bond Fund Class A 10 Years	Prospectus #4 Eaton Vance Core Bond Fund Class I 1 Year	Prospectus #4 Eaton Vance Core Bond Fund Class I 3 Years	Prospectus #4 Eaton Vance Core Bond Fund Class I 5 Years	Prospectus #4 Eaton Vance Core Bond Fund Class I 10 Years
USD ($)	672	878	1,101	1,740	279	554	954	1,875	78	243	422	942	676	898	1,138	1,824	283	575	992	1,959	82	264	462	1,033	132	421	730	1,609	675	887	1,116	1,773	282	563	970	1,908	131	409	708	1,556	81	252	439	978	74	230	401	894	696	1,024	1,374	2,358	103	398	716	1,615	691	987	1,304	2,201	299	667	1,162	2,335	98	359	641	1,444	149	514	905	1,999	690	960	1,250	2,074	298	639	1,107	2,208	97	331	583	1,305	667	863	1,075	1,685	274	539	928	1,821	73	227	395	883	123	384	665	1,466	68	214	373	835	725	1,039	1,376	2,325	329	706	1,210	2,419	128	400	692	1,523	547	725	918	1,475	50	183	328	751